UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Litmus Capital Management, LLC

Address:    1325 Avenue of the Americas, 28th Floor
            New York, New York  10019

13F File Number: 28-12779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Cordone
Title:     Chief Operating Officer
Phone:     (212) 786-6128


Signature, Place and Date of Signing:

/s/ Anthony Cordone             New York, New York           August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $3,133
                                         (thousands)


List of Other Included Managers:   None

                              FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
AMERISOURCEBERGEN CORP      COM      03073E105         177          10,000  SH           SOLE       NONE       10,000
BUCKEYE TECHNOLOGIES INC    COM      118255108         142          31,600  SH           SOLE       NONE       31,600
FIRST AMERN CORP CALIF      COM      318522307         132           5,100  SH           SOLE       NONE       5,100
HILLENBRAND INC             COM      431571108         383          23,000  SH           SOLE       NONE       23,000
IESI BFC LTD                COM      44951D108         383          32,900  SH           SOLE       NONE       32,900
LENDER PROCESSING SVCS INC  COM      52602E102         361          13,000  SH           SOLE       NONE       13,000
NTELOS HLDGS CORP           COM      67020Q107         707          38,400  SH           SOLE       NONE       38,400
SYMANTEC CORP               COM      871503108         234          15,000  SH           SOLE       NONE       15,000
WALTER INVT MGMT CORP       COM      93317W102         614          46,200  SH           SOLE       NONE       46,200






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